FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account VNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account VNY indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account VNY as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	TA International Focus Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Short-Term Fixed (1)	TA Morgan Stanley Capital Growth Initial Class (1)
DFA VA U.S. Large Value (1)	TA Multi-Managed Balanced Initial Class (1)
DFA VA U.S. Targeted Value (1)	TA S&P 500 Index Initial Class (2)
Federated Hermes Fund for U.S. Government Securities II (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA TS&W International Equity Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® Equity Index (1)
Fidelity® VIP Mid Cap Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Value Strategies Initial Class (1)	Vanguard® Mid-Cap Index (1)
NVIT Emerging Markets Class D Shares (1)	Vanguard® Real Estate Index (1)
TA Aegon Bond Initial Class (1)	Vanguard® Short-Term Investment Grade (1)

TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	Wanger Acorn (1)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)	Wanger International (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2) Statements of operations and changes in net assets for the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account VNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account VNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

February 23, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account VNY since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Large Cap Growth Class B Shares	-	$-	$-	$-	$-	-	$3.911572	$19.860372
AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-	2.348971	17.730536
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-	3.282070	15.753169
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-	3.597701	18.247295
Columbia - Small Company Growth Class 1 Shares	0.259	4	2	(2)	-	-	3.101558	16.980470
DFA VA Global Bond	105,396.792	1,117,016	1,013,917	42	1,013,959	756,766	1.315630	9.176959
DFA VA International Small	44,760.392	525,957	481,174	4	481,178	234,687	1.994257	12.113784
DFA VA International Value	78,752.536	938,287	963,931	(8)	963,923	614,562	1.534864	12.114843
DFA VA Short-Term Fixed	73,638.900	750,596	731,234	20	731,254	642,463	1.109172	9.386670
DFA VA U.S. Large Value	70,734.809	1,754,671	2,152,460	(9)	2,152,451	694,289	3.023354	13.926485
DFA VA U.S. Targeted Value	46,637.680	798,898	957,938	(28)	957,910	326,895	2.862678	13.903975
Federated Hermes Fund for U.S. Government Securities II	3,092.036	33,059	28,447	(6)	28,441	21,915	1.254949	8.825297
Federated Hermes Government Money II Service Shares	503,933.624	503,934	503,934	46	503,980	470,253	1.037042	9.398015
Federated Hermes High Income Bond II Primary Shares	40,055.249	252,699	213,895	8	213,903	96,122	2.222554	10.436954
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-	2.389608	11.963353
Fidelity® VIP Contrafund® Initial Class	431.134	15,238	16,331	8	16,339	4,779	3.307272	16.386053
Fidelity® VIP Mid Cap Initial Class	4,103.968	147,852	134,282	(1)	134,281	42,330	3.093354	14.309780
Fidelity® VIP Value Strategies Initial Class	5,136.382	67,593	73,861	-	73,861	23,246	3.098292	15.861335
NVIT Emerging Markets Class D Shares	4.324	48	44	(2)	42	4	10.108918	10.609430
TA Aegon Bond Initial Class	6,546.546	75,642	60,097	7	60,104	39,967	1.499278	9.306030
TA Aegon Sustainable Equity Income Initial Class	0.081	1	1	(1)	-	-	2.389995	11.386577
TA BlackRock Global Real Estate Securities Initial Class	353.789	3,644	3,227	-	3,227	2,056	1.530831	10.318934
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	29,067.353	322,319	323,229	3	323,232	198,735	1.579736	11.150129
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	1.734121	12.105959
TA International Focus Initial Class	7,234.317	72,017	56,862	(1)	56,861	30,555	1.860877	12.928132
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-	3.450690	17.949937
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	1.680348	11.082772
TA JPMorgan Asset Allocation - Growth Initial Class	23,282.197	274,763	206,746	-	206,746	90,811	2.220068	14.545401
TA JPMorgan Asset Allocation - Moderate Initial Class	45,620.844	498,440	441,154	(2)	441,152	228,699	1.868820	11.899007
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	2.022464	12.955749
TA JPMorgan Enhanced Index Initial Class	767.268	13,858	15,169	1	15,170	3,988	3.677725	16.904764
TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-	3.279689	14.565659
TA Multi-Managed Balanced Initial Class	0.215	4	3	(3)	-	-	2.614715	13.595706
TA S&P 500 Index Initial Class	-	-	-	-	-	-	0.934838	9.360897
TA Small/Mid Cap Value Initial Class	1,730.195	36,847	32,580	-	32,580	10,919	2.983671	13.862590
TA T. Rowe Price Small Cap Initial Class	2,922.982	39,378	28,587	1	28,588	7,745	3.656490	14.304007
TA TS&W International Equity Initial Class	-	-	-	-	-	-	1.555654	11.705448
TA WMC US Growth Initial Class	18,116.316	605,145	469,937	10	469,947	143,063	3.207389	18.215804
Vanguard® Equity Index	39,790.104	1,566,129	2,018,950	(2)	2,018,948	540,688	3.673026	16.832294
Vanguard® International	35,618.316	982,618	802,124	2	802,126	416,653	1.895485	16.019563
Vanguard® Mid-Cap Index	36,636.138	784,236	783,281	14	783,295	229,891	3.343580	14.927895
Vanguard® Real Estate Index	26,171.808	311,966	301,761	-	301,761	129,637	2.268169	11.518166

See accompanying notes.	2

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Vanguard® Short-Term Investment Grade	91,745.360	$976,100	$910,114	$(50)	$910,064	640,619	$1.388877	$9.712621
Vanguard® Total Bond Market Index	197,082.785	2,348,890	2,033,894	7	2,033,901	1,377,948	1.434804	9.311055
Wanger Acorn	1,379.209	16,306	15,102	1	15,103	5,700	2.583417	12.334579
Wanger International	188.845	4,319	3,301	1	3,302	1,589	2.008527	11.581431

See accompanying notes.	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Large Cap Growth Class B Shares	$-	$-	$-
AB Sustainable Global Thematic Growth Class B Shares	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	-	-
DFA VA Global Bond	1,013,959	-	1,013,959
DFA VA International Small	481,178	-	481,178
DFA VA International Value	963,923	-	963,923
DFA VA Short-Term Fixed	731,254	-	731,254
DFA VA U.S. Large Value	2,152,451	-	2,152,451
DFA VA U.S. Targeted Value	957,910	-	957,910
Federated Hermes Fund for U.S. Government Securities II	28,441	-	28,441
Federated Hermes Government Money II Service Shares	503,980	-	503,980
Federated Hermes High Income Bond II Primary Shares	213,903	-	213,903
Federated Hermes Managed Volatility II Primary Shares	-	-	-
Fidelity® VIP Contrafund® Initial Class	16,339	-	16,339
Fidelity® VIP Mid Cap Initial Class	134,281	-	134,281
Fidelity® VIP Value Strategies Initial Class	73,861	-	73,861
NVIT Emerging Markets Class D Shares	42	-	42
TA Aegon Bond Initial Class	60,104	-	60,104
TA Aegon Sustainable Equity Income Initial Class	-	-	-
TA BlackRock Global Real Estate Securities Initial Class	3,227	-	3,227
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	323,232	-	323,232
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-
TA International Focus Initial Class	56,861	-	56,861
TA Janus Mid-Cap Growth Initial Class	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	206,746	-	206,746
TA JPMorgan Asset Allocation - Moderate Initial Class	441,152	-	441,152
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-
TA JPMorgan Enhanced Index Initial Class	15,170	-	15,170
TA Morgan Stanley Capital Growth Initial Class	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-
TA S&P 500 Index Initial Class	-	-	-
TA Small/Mid Cap Value Initial Class	32,580	-	32,580
TA T. Rowe Price Small Cap Initial Class	28,588	-	28,588
TA TS&W International Equity Initial Class	-	-	-
TA WMC US Growth Initial Class	469,947	-	469,947
Vanguard® Equity Index	2,018,948	-	2,018,948
Vanguard® International	802,126	-	802,126
Vanguard® Mid-Cap Index	783,295	-	783,295

See accompanying notes.	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Vanguard® Real Estate Index	$301,761	$-	$301,761
Vanguard® Short-Term Investment Grade	910,064	-	910,064
Vanguard® Total Bond Market Index	2,033,901	-	2,033,901
Wanger Acorn	15,103	-	15,103
Wanger International	3,302	-	3,302

See accompanying notes.	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Large Cap Growth Class B Shares Subaccount	AB Sustainable Global Thematic Growth Class B Shares Subaccount	BNY Mellon Sustainable U.S. Equity Service Shares Subaccount	BNY Mellon VIF Appreciation Service Shares Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Columbia - Small Company Growth Class 1 Shares Subaccount	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount

Net Assets as of December 31, 2020:	$62,972	$2,153,015	$684,040	$1,154,417

Investment Income:
Reinvested Dividends	-	15,174	15,143	43,427
Investment Expense:
Mortality and Expense Risk and Administrative Charges	343	12,521	3,885	7,819

Net Investment Income (Loss)	(343)	2,653	11,258	35,608

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,161	199	40,842	-
Realized Gain (Loss) on Investments	28,981	(6,178)	40,470	89,822

Net Realized Capital Gains (Losses) on Investments	35,142	(5,979)	81,312	89,822
Net Change in Unrealized Appreciation (Depreciation)	(28,975)	(30,236)	(2,273)	72,509

Net Gain (Loss) on Investment	6,167	(36,215)	79,039	162,331

Net Increase (Decrease) in Net Assets Resulting from Operations	5,824	(33,562)	90,297	197,939

Increase (Decrease) in Net Assets from Contract Transactions	(68,796)	(71,761)	(174,299)	(245,172)

Total Increase (Decrease) in Net Assets	(62,972)	(105,323)	(84,002)	(47,233)

Net Assets as of December 31, 2021:	$-	$2,047,692	$600,038	$1,107,184

Investment Income:
Reinvested Dividends	-	16,413	12,874	38,887
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	8,957	2,980	6,194

Net Investment Income (Loss)	-	7,456	9,894	32,693

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1	-	8,765	10,807
Realized Gain (Loss) on Investments	-	(94,430)	(6,110)	23,347

Net Realized Capital Gains (Losses) on Investments	1	(94,430)	2,655	34,154
Net Change in Unrealized Appreciation (Depreciation)	(2)	(44,373)	(122,374)	(105,852)

Net Gain (Loss) on Investment	(1)	(138,803)	(119,719)	(71,698)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	(131,347)	(109,825)	(39,005)

Increase (Decrease) in Net Assets from Contract Transactions	1	(902,386)	(9,035)	(104,256)

Total Increase (Decrease) in Net Assets	-	(1,033,733)	(118,860)	(143,261)

Net Assets as of December 31, 2022:	$-	$1,013,959	$481,178	$963,923

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount

Net Assets as of December 31, 2020:	$872,872	$2,693,686	$1,093,741	$78,585

Investment Income:
Reinvested Dividends	55	43,041	15,605	1,563
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,207	16,878	7,247	500

Net Investment Income (Loss)	(5,152)	26,163	8,358	1,063

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	78,373	-
Realized Gain (Loss) on Investments	(183)	263,386	75,200	(14)

Net Realized Capital Gains (Losses) on Investments	(183)	263,386	153,573	(14)
Net Change in Unrealized Appreciation (Depreciation)	(1,502)	359,540	224,291	(3,230)

Net Gain (Loss) on Investment	(1,685)	622,926	377,864	(3,244)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,837)	649,089	386,222	(2,181)

Increase (Decrease) in Net Assets from Contract Transactions	7,084	(752,927)	(316,586)	13,873

Total Increase (Decrease) in Net Assets	247	(103,838)	69,636	11,692

Net Assets as of December 31, 2021:	$873,119	$2,589,848	$1,163,377	$90,277

Investment Income:
Reinvested Dividends	9,527	49,966	12,757	1,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,164	13,964	6,383	431

Net Investment Income (Loss)	3,363	36,002	6,374	1,090

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	27,007	75,564	-
Realized Gain (Loss) on Investments	(6,763)	96,084	19,504	(10,951)

Net Realized Capital Gains (Losses) on Investments	(6,763)	123,091	95,068	(10,951)
Net Change in Unrealized Appreciation (Depreciation)	(15,499)	(291,155)	(157,044)	(3,394)

Net Gain (Loss) on Investment	(22,262)	(168,064)	(61,976)	(14,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,899)	(132,062)	(55,602)	(13,255)

Increase (Decrease) in Net Assets from Contract Transactions	(122,966)	(305,335)	(149,865)	(48,581)

Total Increase (Decrease) in Net Assets	(141,865)	(437,397)	(205,467)	(61,836)

Net Assets as of December 31, 2022:	$731,254	$2,152,451	$957,910	$28,441

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount

Net Assets as of December 31, 2020:	$215,870	$211,672	$-	$219,160

Investment Income:
Reinvested Dividends	2	11,490	-	149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	706	1,813	-	1,287

Net Investment Income (Loss)	(704)	9,677	-	(1,138)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	11,965
Realized Gain (Loss) on Investments	-	(282)	-	66,862

Net Realized Capital Gains (Losses) on Investments	-	(282)	-	78,827
Net Change in Unrealized Appreciation (Depreciation)	-	200	-	(29,650)

Net Gain (Loss) on Investment	-	(82)	-	49,177

Net Increase (Decrease) in Net Assets Resulting from Operations	(704)	9,595	-	48,039

Increase (Decrease) in Net Assets from Contract Transactions	(132,393)	44,352	-	(244,904)

Total Increase (Decrease) in Net Assets	(133,097)	53,947	-	(196,865)

Net Assets as of December 31, 2021:	$82,773	$265,619	$-	$22,295

Investment Income:
Reinvested Dividends	3,127	12,794	-	92
Investment Expense:
Mortality and Expense Risk and Administrative Charges	817	1,698	-	97

Net Investment Income (Loss)	2,310	11,096	-	(5)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	861
Realized Gain (Loss) on Investments	-	(3,954)	-	23

Net Realized Capital Gains (Losses) on Investments	-	(3,954)	-	884
Net Change in Unrealized Appreciation (Depreciation)	-	(39,028)	-	(6,830)

Net Gain (Loss) on Investment	-	(42,982)	-	(5,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,310	(31,886)	-	(5,951)

Increase (Decrease) in Net Assets from Contract Transactions	418,897	(19,830)	-	(5)

Total Increase (Decrease) in Net Assets	421,207	(51,716)	-	(5,956)

Net Assets as of December 31, 2022:	$503,980	$213,903	$-	$16,339

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	TA Aegon Bond Initial Class Subaccount

Net Assets as of December 31, 2020:	$122,308	$71,345	$281	$189,787

Investment Income:
Reinvested Dividends	916	1,242	2	4,037
Investment Expense:
Mortality and Expense Risk and Administrative Charges	879	477	1	1,355

Net Investment Income (Loss)	37	765	1	2,682

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,803	6,784	-	15,954
Realized Gain (Loss) on Investments	663	692	11	(40)

Net Realized Capital Gains (Losses) on Investments	24,466	7,476	11	15,914
Net Change in Unrealized Appreciation (Depreciation)	6,832	13,742	(32)	(21,130)

Net Gain (Loss) on Investment	31,298	21,218	(21)	(5,216)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,335	21,983	(20)	(2,534)

Increase (Decrease) in Net Assets from Contract Transactions	5,640	(7,244)	(34)	76,243

Total Increase (Decrease) in Net Assets	36,975	14,739	(54)	73,709

Net Assets as of December 31, 2021:	$159,283	$86,084	$227	$263,496

Investment Income:
Reinvested Dividends	697	850	-	6,499
Investment Expense:
Mortality and Expense Risk and Administrative Charges	834	464	-	1,255

Net Investment Income (Loss)	(137)	386	-	5,244

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,074	3,552	-	-
Realized Gain (Loss) on Investments	(346)	516	(4)	(42,692)

Net Realized Capital Gains (Losses) on Investments	8,728	4,068	(4)	(42,692)
Net Change in Unrealized Appreciation (Depreciation)	(33,377)	(10,973)	(58)	(5,129)

Net Gain (Loss) on Investment	(24,649)	(6,905)	(62)	(47,821)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,786)	(6,519)	(62)	(42,577)

Increase (Decrease) in Net Assets from Contract Transactions	(216)	(5,704)	(123)	(160,815)

Total Increase (Decrease) in Net Assets	(25,002)	(12,223)	(185)	(203,392)

Net Assets as of December 31, 2022:	$134,281	$73,861	$42	$60,104

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2020:	$-	$29,251	$346,838	$-

Investment Income:
Reinvested Dividends	-	798	5,034	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	193	2,001	-

Net Investment Income (Loss)	-	605	3,033	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	16,661	-
Realized Gain (Loss) on Investments	-	463	421	-

Net Realized Capital Gains (Losses) on Investments	-	463	17,082	-
Net Change in Unrealized Appreciation (Depreciation)	-	6,193	11,288	-

Net Gain (Loss) on Investment	-	6,656	28,370	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	7,261	31,403	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(1,730)	2	-

Total Increase (Decrease) in Net Assets	-	5,531	31,405	-

Net Assets as of December 31, 2021:	$-	$34,782	$378,243	$-

Investment Income:
Reinvested Dividends	-	975	6,017	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	149	1,832	-

Net Investment Income (Loss)	-	826	4,185	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	8,310	-
Realized Gain (Loss) on Investments	-	(4,194)	176	-

Net Realized Capital Gains (Losses) on Investments	-	(4,194)	8,486	-
Net Change in Unrealized Appreciation (Depreciation)	-	(7,785)	(67,684)	-

Net Gain (Loss) on Investment	-	(11,979)	(59,198)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(11,153)	(55,013)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(20,402)	2	-

Total Increase (Decrease) in Net Assets	-	(31,555)	(55,011)	-

Net Assets as of December 31, 2022:	$-	$3,227	$323,232	$-

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$120,925	$-	$-	$269,181

Investment Income:
Reinvested Dividends	2,297	-	-	3,742
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,031	-	-	1,448

Net Investment Income (Loss)	1,266	-	-	2,294

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	13,672
Realized Gain (Loss) on Investments	28,826	-	-	17,422

Net Realized Capital Gains (Losses) on Investments	28,826	-	-	31,094
Net Change in Unrealized Appreciation (Depreciation)	(17,006)	-	-	10,681

Net Gain (Loss) on Investment	11,820	-	-	41,775

Net Increase (Decrease) in Net Assets Resulting from Operations	13,086	-	-	44,069

Increase (Decrease) in Net Assets from Contract Transactions	(81,361)	-	-	(70,875)

Total Increase (Decrease) in Net Assets	(68,275)	-	-	(26,806)

Net Assets as of December 31, 2021:	$52,650	$-	$-	$242,375

Investment Income:
Reinvested Dividends	1,783	-	-	13,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	388	-	-	1,268

Net Investment Income (Loss)	1,395	-	-	11,752

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,122	-	-	43,595
Realized Gain (Loss) on Investments	(311)	-	-	(140)

Net Realized Capital Gains (Losses) on Investments	2,811	-	-	43,455
Net Change in Unrealized Appreciation (Depreciation)	(15,502)	-	-	(112,839)

Net Gain (Loss) on Investment	(12,691)	-	-	(69,384)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,296)	-	-	(57,632)

Increase (Decrease) in Net Assets from Contract Transactions	15,507	-	-	22,003

Total Increase (Decrease) in Net Assets	4,211	-	-	(35,629)

Net Assets as of December 31, 2022:	$56,861	$-	$-	$206,746

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$491,580	$-	$14,436	$-

Investment Income:
Reinvested Dividends	9,860	1,903	131	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,901	403	91	-

Net Investment Income (Loss)	6,959	1,500	40	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,298	2,184	1,904	-
Realized Gain (Loss) on Investments	1,245	1,517	46	-

Net Realized Capital Gains (Losses) on Investments	4,543	3,701	1,950	-
Net Change in Unrealized Appreciation (Depreciation)	30,554	-	2,256	-

Net Gain (Loss) on Investment	35,097	3,701	4,206	-

Net Increase (Decrease) in Net Assets Resulting from Operations	42,056	5,201	4,246	-

Increase (Decrease) in Net Assets from Contract Transactions	(2,921)	(5,201)	(1)	-

Total Increase (Decrease) in Net Assets	39,135	-	4,245	-

Net Assets as of December 31, 2021:	$530,715	$-	$18,681	$-

Investment Income:
Reinvested Dividends	24,824	-	110	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,600	-	89	-

Net Investment Income (Loss)	22,224	-	21	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,883	-	1,931	-
Realized Gain (Loss) on Investments	144	-	39	-

Net Realized Capital Gains (Losses) on Investments	46,027	-	1,970	-
Net Change in Unrealized Appreciation (Depreciation)	(155,942)	-	(5,502)	-

Net Gain (Loss) on Investment	(109,915)	-	(3,532)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(87,691)	-	(3,511)	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,872)	-	-	-

Total Increase (Decrease) in Net Assets	(89,563)	-	(3,511)	-

Net Assets as of December 31, 2022:	$441,152	$-	$15,170	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Multi-Managed Balanced Initial Class Subaccount	TA S&P 500 Index Initial Class Subaccount(1)	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount

Net Assets as of December 31, 2020:	$247,340	$-	$88,744	$26,575

Investment Income:
Reinvested Dividends	3,081	-	983	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,600	-	813	279

Net Investment Income (Loss)	1,481	-	170	(279)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,473	-	-	5,624
Realized Gain (Loss) on Investments	401	-	27,970	3,140

Net Realized Capital Gains (Losses) on Investments	14,874	-	27,970	8,764
Net Change in Unrealized Appreciation (Depreciation)	24,063	-	(1,455)	(3,538)

Net Gain (Loss) on Investment	38,937	-	26,515	5,226

Net Increase (Decrease) in Net Assets Resulting from Operations	40,418	-	26,685	4,947

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	(89,578)	2,028

Total Increase (Decrease) in Net Assets	40,417	-	(62,893)	6,975

Net Assets as of December 31, 2021:	$287,757	$-	$25,851	$33,550

Investment Income:
Reinvested Dividends	-	-	112	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	759	-	156	153

Net Investment Income (Loss)	(759)	-	(44)	(153)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,890	6,759
Realized Gain (Loss) on Investments	33,797	-	11	(2,467)

Net Realized Capital Gains (Losses) on Investments	33,797	-	2,901	4,292
Net Change in Unrealized Appreciation (Depreciation)	(76,106)	-	(4,906)	(11,682)

Net Gain (Loss) on Investment	(42,309)	-	(2,005)	(7,390)

Net Increase (Decrease) in Net Assets Resulting from Operations	(43,068)	-	(2,049)	(7,543)

Increase (Decrease) in Net Assets from Contract Transactions	(244,689)	-	8,778	2,581

Total Increase (Decrease) in Net Assets	(287,757)	-	6,729	(4,962)

Net Assets as of December 31, 2022:	$-	$-	$32,580	$28,588

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA TS&W International Equity Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount

Net Assets as of December 31, 2020:	$71,752	$634,838	$2,299,049	$1,043,201

Investment Income:
Reinvested Dividends	1,414	480	31,244	2,721
Investment Expense:
Mortality and Expense Risk and Administrative Charges	503	3,836	15,848	6,431

Net Investment Income (Loss)	911	(3,356)	15,396	(3,710)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	88,722	93,347	68,406
Realized Gain (Loss) on Investments	14,511	54,777	192,039	131,605

Net Realized Capital Gains (Losses) on Investments	14,511	143,499	285,386	200,011
Net Change in Unrealized Appreciation (Depreciation)	(6,012)	(22,079)	297,610	(204,630)

Net Gain (Loss) on Investment	8,499	121,420	582,996	(4,619)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,410	118,064	598,392	(8,329)

Increase (Decrease) in Net Assets from Contract Transactions	(81,162)	(137,298)	(372,070)	(102,424)

Total Increase (Decrease) in Net Assets	(71,752)	(19,234)	226,322	(110,753)

Net Assets as of December 31, 2021:	$-	$615,604	$2,525,371	$932,448

Investment Income:
Reinvested Dividends	-	-	28,992	10,177
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,274	13,959	5,172

Net Investment Income (Loss)	-	(3,274)	15,033	5,005

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	97,684	96,942	150,867
Realized Gain (Loss) on Investments	-	(13,721)	60,847	2,944

Net Realized Capital Gains (Losses) on Investments	-	83,963	157,789	153,811
Net Change in Unrealized Appreciation (Depreciation)	-	(289,097)	(640,524)	(461,056)

Net Gain (Loss) on Investment	-	(205,134)	(482,735)	(307,245)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(208,408)	(467,702)	(302,240)

Increase (Decrease) in Net Assets from Contract Transactions	-	62,751	(38,721)	171,918

Total Increase (Decrease) in Net Assets	-	(145,657)	(506,423)	(130,322)

Net Assets as of December 31, 2022:	$-	$469,947	$2,018,948	$802,126

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Mid-Cap Index Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount

Net Assets as of December 31, 2020:	$921,807	$402,067	$1,260,067	$2,329,161

Investment Income:
Reinvested Dividends	10,635	9,057	26,582	46,811
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,017	2,511	7,748	13,521

Net Investment Income (Loss)	4,618	6,546	18,834	33,290

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	63,470	11,985	6,528	18,771
Realized Gain (Loss) on Investments	49,241	9,544	3,036	6,755

Net Realized Capital Gains (Losses) on Investments	112,711	21,529	9,564	25,526
Net Change in Unrealized Appreciation (Depreciation)	83,570	112,998	(41,598)	(109,793)

Net Gain (Loss) on Investment	196,281	134,527	(32,034)	(84,267)

Net Increase (Decrease) in Net Assets Resulting from Operations	200,899	141,073	(13,200)	(50,977)

Increase (Decrease) in Net Assets from Contract Transactions	(171,880)	(113,665)	37,348	148,260

Total Increase (Decrease) in Net Assets	29,019	27,408	24,148	97,283

Net Assets as of December 31, 2021:	$950,826	$429,475	$1,284,215	$2,426,444

Investment Income:
Reinvested Dividends	9,266	6,798	19,595	44,667
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,231	2,105	6,765	12,496

Net Investment Income (Loss)	4,035	4,693	12,830	32,171

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,906	15,355	9,353	15,850
Realized Gain (Loss) on Investments	695	(4,611)	(22,664)	(16,819)

Net Realized Capital Gains (Losses) on Investments	88,601	10,744	(13,311)	(969)
Net Change in Unrealized Appreciation (Depreciation)	(277,497)	(130,714)	(81,432)	(361,795)

Net Gain (Loss) on Investment	(188,896)	(119,970)	(94,743)	(362,764)

Net Increase (Decrease) in Net Assets Resulting from Operations	(184,861)	(115,277)	(81,913)	(330,593)

Increase (Decrease) in Net Assets from Contract Transactions	17,330	(12,437)	(292,238)	(61,950)

Total Increase (Decrease) in Net Assets	(167,531)	(127,714)	(374,151)	(392,543)

Net Assets as of December 31, 2022:	$783,295	$301,761	$910,064	$2,033,901

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Wanger Acorn Subaccount	Wanger International Subaccount

Net Assets as of December 31, 2020:	$53,526	$26,202

Investment Income:
Reinvested Dividends	412	148
Investment Expense:
Mortality and Expense Risk and Administrative Charges	330	105

Net Investment Income (Loss)	82	43

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,742	434
Realized Gain (Loss) on Investments	(1,665)	4,142

Net Realized Capital Gains (Losses) on Investments	77	4,576
Net Change in Unrealized Appreciation (Depreciation)	4,036	(1,684)

Net Gain (Loss) on Investment	4,113	2,892

Net Increase (Decrease) in Net Assets Resulting from Operations	4,195	2,935

Increase (Decrease) in Net Assets from Contract Transactions	(4,333)	(25,754)

Total Increase (Decrease) in Net Assets	(138)	(22,819)

Net Assets as of December 31, 2021:	$53,388	$3,383

Investment Income:
Reinvested Dividends	-	29
Investment Expense:
Mortality and Expense Risk and Administrative Charges	230	16

Net Investment Income (Loss)	(230)	13

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,751	573
Realized Gain (Loss) on Investments	(29,544)	(82)

Net Realized Capital Gains (Losses) on Investments	(13,793)	491
Net Change in Unrealized Appreciation (Depreciation)	(4,221)	(1,682)

Net Gain (Loss) on Investment	(18,014)	(1,191)

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,244)	(1,178)

Increase (Decrease) in Net Assets from Contract Transactions	(20,041)	1,097

Total Increase (Decrease) in Net Assets	(38,285)	(81)

Net Assets as of December 31, 2022:	$15,103	$3,302

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

1. Organization

TFLIC Separate Account VNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.

AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares

AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Class B Shares

BNY Mellon Funds	BNY Mellon Funds

BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares

BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares

Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust

Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Portfolio Class 1 Shares

DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.

DFA VA Global Bond	DFA VA Global Bond Portfolio

DFA VA International Small	DFA VA International Small Portfolio

DFA VA International Value	DFA VA International Value Portfolio

DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

Federated Insurance Series	Federated Insurance Series

Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares

Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares

Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Initial Class

Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Initial Class

Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Initial Class

Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust

NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares

Transamerica Series Trust	Transamerica Series Trust

TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class

TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class

TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class

TA International Focus Initial Class	Transamerica International Focus VP Initial Class

TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class

TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class

TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class

TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class

TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund

Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Vanguard® International	Vanguard® International Portfolio

Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio

Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Wanger Advisors Trust	Wanger Advisors Trust

Wanger Acorn	Wanger Acorn

Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly

AB Sustainable Global Thematic Growth Class B Shares	AB Global Thematic Growth Class B Shares

TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Managed Risk - Balanced ETF Initial Class

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA Managed Risk - Growth ETF Initial Class

Wanger Acorn	Wanger USA

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class B Shares	$-	$-

AB Sustainable Global Thematic Growth Class B Shares	-	-

BNY Mellon Sustainable U.S. Equity Service Shares	-	-

BNY Mellon VIF Appreciation Service Shares	-	-

Columbia - Small Company Growth Class 1 Shares	1	-

DFA VA Global Bond	45,910	940,834

DFA VA International Small	73,219	63,595

DFA VA International Value	147,877	208,636

DFA VA Short-Term Fixed	490,777	610,363

DFA VA U.S. Large Value	160,444	402,774

DFA VA U.S. Targeted Value	99,624	167,551

Federated Hermes Fund for U.S. Government Securities II	1,522	49,013

Federated Hermes Government Money II Service Shares	458,022	36,817

Federated Hermes High Income Bond II Primary Shares	13,588	22,321

Federated Hermes Managed Volatility II Primary Shares	-	-

Fidelity® VIP Contrafund® Initial Class	953	98

Fidelity® VIP Mid Cap Initial Class	12,583	3,862

Fidelity® VIP Value Strategies Initial Class	4,402	6,167

NVIT Emerging Markets Class D Shares	-	124

TA Aegon Bond Initial Class	14,741	170,308

TA Aegon Sustainable Equity Income Initial Class	-	-

TA BlackRock Global Real Estate Securities Initial Class	975	20,551

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	14,328	1,832

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-

TA International Focus Initial Class	21,379	1,354

TA Janus Mid-Cap Growth Initial Class	-	-

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-

TA JPMorgan Asset Allocation - Growth Initial Class	78,606	1,254

TA JPMorgan Asset Allocation - Moderate Initial Class	70,707	4,472

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-

TA JPMorgan Enhanced Index Initial Class	2,041	89

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA Morgan Stanley Capital Growth Initial Class	$-	$-

TA Multi-Managed Balanced Initial Class	-	245,449

TA S&P 500 Index Initial Class	10	10

TA Small/Mid Cap Value Initial Class	17,598	5,974

TA T. Rowe Price Small Cap Initial Class	16,346	7,158

TA TS&W International Equity Initial Class	-	-

TA WMC US Growth Initial Class	241,736	84,572

Vanguard® Equity Index	219,836	146,583

Vanguard® International	381,046	53,256

Vanguard® Mid-Cap Index	159,544	50,271

Vanguard® Real Estate Index	67,124	59,511

Vanguard® Short-Term Investment Grade	54,919	324,974

Vanguard® Total Bond Market Index	138,298	152,233

Wanger Acorn	21,366	25,886

Wanger International	1,804	121

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class B Shares	-	-	-	-	-	-

AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-

BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-

BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-

Columbia - Small Company Growth Class 1 Shares	-	-	-	-	(12,475)	(12,475)

DFA VA Global Bond	22,127	(679,187)	(657,060)	99,926	(147,872)	(47,946)

DFA VA International Small	26,432	(31,376)	(4,944)	5,336	(77,767)	(72,431)

DFA VA International Value	67,965	(130,517)	(62,552)	100,265	(252,845)	(152,580)

DFA VA Short-Term Fixed	418,929	(530,284)	(111,355)	103,236	(97,204)	6,032

DFA VA U.S. Large Value	28,464	(124,377)	(95,913)	31,964	(280,323)	(248,359)

DFA VA U.S. Targeted Value	4,116	(55,342)	(51,226)	11,468	(126,982)	(115,514)

Federated Hermes Fund for U.S. Government Securities II	-	(38,892)	(38,892)	9,282	-	9,282

Federated Hermes Government Money II Service Shares	426,045	(34,061)	391,984	-	(124,652)	(124,652)

Federated Hermes High Income Bond II Primary Shares	351	(8,766)	(8,415)	18,730	(874)	17,856

Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	(56,576)	(56,576)

Fidelity® VIP Mid Cap Initial Class	797	(1,020)	(223)	2,365	(608)	1,757

Fidelity® VIP Value Strategies Initial Class	-	(1,793)	(1,793)	73	(2,593)	(2,520)

NVIT Emerging Markets Class D Shares	-	(12)	(12)	-	(2)	(2)

TA Aegon Bond Initial Class	5,037	(110,373)	(105,336)	44,574	(1,656)	42,918

TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-

TA BlackRock Global Real Estate Securities Initial Class	-	(13,759)	(13,759)	-	(873)	(873)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-

TA International Focus Initial Class	8,614	(508)	8,106	29,365	(63,635)	(34,270)

TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Asset Allocation - Growth Initial Class	8,867	1	8,868	6,911	(33,199)	(26,288)

TA JPMorgan Asset Allocation - Moderate Initial Class	-	(920)	(920)	-	(1,303)	(1,303)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	36,387	(36,387)	-

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-

TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-

TA Multi-Managed Balanced Initial Class	-	(89,876)	(89,876)	-	-	-

TA S&P 500 Index Initial Class	-	-	-	-	-	-

TA Small/Mid Cap Value Initial Class	4,882	(1,848)	3,034	19,876	(46,415)	(26,539)

TA T. Rowe Price Small Cap Initial Class	2,630	(1,884)	746	6,310	(5,435)	875

TA TS&W International Equity Initial Class	-	-	-	-	(44,113)	(44,113)

TA WMC US Growth Initial Class	39,508	(24,305)	15,203	5,836	(36,151)	(30,315)

Vanguard® Equity Index	24,842	(33,636)	(8,794)	8,750	(97,653)	(88,903)

Vanguard® International	104,840	(24,309)	80,531	49,217	(81,201)	(31,984)

Vanguard® Mid-Cap Index	17,695	(12,935)	4,760	900	(45,297)	(44,397)

Vanguard® Real Estate Index	18,614	(24,166)	(5,552)	2,007	(43,223)	(41,216)

Vanguard® Short-Term Investment Grade	18,454	(223,594)	(205,140)	106,420	(81,269)	25,151

Vanguard® Total Bond Market Index	52,259	(92,791)	(40,532)	239,217	(152,418)	86,799

Wanger Acorn	2,154	(9,779)	(7,625)	-	(1,137)	(1,137)

Wanger International	571	(54)	517	-	(8,995)	(8,995)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class B Shares	$-	$-	$-	$-	$-	$-

AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-

BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-

BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-

Columbia - Small Company Growth Class 1 Shares	-	1	1	-	(68,796)	(68,796)

DFA VA Global Bond	30,226	(932,612)	(902,386)	146,536	(218,297)	(71,761)

DFA VA International Small	52,315	(61,350)	(9,035)	12,930	(187,229)	(174,299)

DFA VA International Value	98,896	(203,152)	(104,256)	160,846	(406,018)	(245,172)

DFA VA Short-Term Fixed	481,703	(604,669)	(122,966)	120,128	(113,044)	7,084

DFA VA U.S. Large Value	84,864	(390,199)	(305,335)	97,658	(850,585)	(752,927)

DFA VA U.S. Targeted Value	11,447	(161,312)	(149,865)	32,239	(348,825)	(316,586)

Federated Hermes Fund for U.S. Government Securities II	-	(48,581)	(48,581)	13,871	2	13,873

Federated Hermes Government Money II Service Shares	454,895	(35,998)	418,897	-	(132,393)	(132,393)

Federated Hermes High Income Bond II Primary Shares	812	(20,642)	(19,830)	46,533	(2,181)	44,352

Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-

Fidelity® VIP Contrafund® Initial Class	-	(5)	(5)	-	(244,904)	(244,904)

Fidelity® VIP Mid Cap Initial Class	2,818	(3,034)	(216)	7,803	(2,163)	5,640

Fidelity® VIP Value Strategies Initial Class	-	(5,704)	(5,704)	233	(7,477)	(7,244)

NVIT Emerging Markets Class D Shares	-	(123)	(123)	-	(34)	(34)

TA Aegon Bond Initial Class	8,252	(169,067)	(160,815)	79,256	(3,013)	76,243

TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-

TA BlackRock Global Real Estate Securities Initial Class	-	(20,402)	(20,402)	-	(1,730)	(1,730)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	2	2	-	2	2

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-

TA International Focus Initial Class	16,475	(968)	15,507	67,976	(149,337)	(81,361)

TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Growth Initial Class	22,004	(1)	22,003	18,610	(89,485)	(70,875)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Initial Class	$-	$(1,872)	$(1,872)	$-	$(2,921)	$(2,921)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	84,781	(89,982)	(5,201)

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	(1)	(1)

TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-

TA Multi-Managed Balanced Initial Class	-	(244,689)	(244,689)	-	(1)	(1)

TA S&P 500 Index Initial Class	-	-	-	-	-	-

TA Small/Mid Cap Value Initial Class	14,597	(5,819)	8,778	62,750	(152,328)	(89,578)

TA T. Rowe Price Small Cap Initial Class	9,588	(7,007)	2,581	28,592	(26,564)	2,028

TA TS&W International Equity Initial Class	-	-	-	-	(81,162)	(81,162)

TA WMC US Growth Initial Class	144,843	(82,092)	62,751	23,908	(161,206)	(137,298)

Vanguard® Equity Index	95,787	(134,508)	(38,721)	32,482	(404,552)	(372,070)

Vanguard® International	221,113	(49,195)	171,918	140,065	(242,489)	(102,424)

Vanguard® Mid-Cap Index	63,230	(45,900)	17,330	3,436	(175,316)	(171,880)

Vanguard® Real Estate Index	45,423	(57,860)	(12,437)	4,557	(118,222)	(113,665)

Vanguard® Short-Term Investment Grade	26,555	(318,793)	(292,238)	162,100	(124,752)	37,348

Vanguard® Total Bond Market Index	79,661	(141,611)	(61,950)	408,973	(260,713)	148,260

Wanger Acorn	5,616	(25,657)	(20,041)	-	(4,333)	(4,333)

Wanger International	1,202	(105)	1,097	-	(25,754)	(25,754)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2022	-	$4.05	to	$19.86	$-	-%	0.55%	to	1.80%	(29.08	) %	to	(29.95	) %
12/31/2021	-	5.70	to	28.35	-	-	0.55	to	1.80	27.95		to	26.38
12/31/2020	-	4.46	to	22.43	-	-	0.55	to	1.80	34.41		to	32.76
12/31/2019	-	3.32	to	16.90	-	-	0.55	to	1.80	33.63		to	31.99
12/31/2018	-	2.48	to	12.80	-	-	0.55	to	1.80	1.76		to	0.50
AB Sustainable Global Thematic Growth Class B Shares
12/31/2022	-	2.43	to	17.73	-	-	0.55	to	1.80	(27.57)		to	(28.45)
12/31/2021	-	3.35	to	24.78	-	-	0.55	to	1.80	21.90		to	20.41
12/31/2020	-	2.75	to	20.58	-	-	0.55	to	1.80	38.32		to	36.62
12/31/2019	-	1.99	to	15.06	-	-	0.55	to	1.80	29.07		to	27.49
12/31/2018	-	1.54	to	11.82	-	-	0.55	to	1.80	(10.48)		to	(11.58)
BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2022	-	3.39	to	15.75	-	-	0.55	to	1.80	(23.48)		to	(24.42)
12/31/2021	-	4.44	to	20.84	-	-	0.55	to	1.80	25.99		to	24.44
12/31/2020	-	3.52	to	16.75	-	-	0.55	to	1.80	23.18		to	21.67
12/31/2019	-	2.86	to	13.77	-	-	0.55	to	1.80	33.28		to	31.64
12/31/2018	-	2.14	to	10.46	-	-	0.55	to	1.80	(5.16)		to	(6.33)
BNY Mellon VIF Appreciation Service Shares
12/31/2022	-	3.72	to	18.25	-	-	0.55	to	1.80	(18.70)		to	(19.70)
12/31/2021	-	4.58	to	22.72	-	-	0.55	to	1.80	26.08		to	24.53
12/31/2020	-	3.63	to	18.25	-	-	0.55	to	1.80	22.71		to	21.20
12/31/2019	-	2.96	to	15.06	-	-	0.55	to	1.80	35.04		to	33.38
12/31/2018	-	2.19	to	11.29	-	-	0.55	to	1.80	(7.61)		to	(8.75)
Columbia - Small Company Growth Class 1 Shares
12/31/2022	-	3.21	to	16.98	-	-	0.55	to	1.80	(36.12)		to	(36.90)
12/31/2021	-	5.02	to	26.91	-	-	0.55	to	1.80	(3.43)		to	(4.62)
12/31/2020	12,475	5.20	to	28.21	62,972	-	0.55	to	1.80	70.19		to	68.10
12/31/2019	12,664	3.06	to	16.78	37,636	-	0.55	to	1.80	39.93		to	38.21
12/31/2018	13,192	2.18	to	12.14	28,073	-	0.55	to	1.80	(2.29)		to	(3.50)
DFA VA Global Bond
12/31/2022	756,766	1.36	to	9.18	1,013,959	1.13	0.55	to	1.80	(6.85)		to	(7.99)
12/31/2021	1,413,826	1.46	to	9.97	2,047,692	0.73	0.55	to	1.80	(1.58)		to	(2.79)
12/31/2020	1,461,772	1.48	to	10.26	2,153,015	0.03	0.55	to	1.80	0.91		to	(0.34)
12/31/2019	1,543,266	1.47	to	10.29	2,252,816	2.52	0.55	to	1.80	3.62		to	2.34
12/31/2018	1,550,579	1.42	to	10.06	2,185,912	4.75	0.55	to	1.80	1.19		to	(0.06)
DFA VA International Small
12/31/2022	234,687	2.06	to	12.11	481,178	2.52	0.55	to	1.80	(18.09)		to	(19.10)
12/31/2021	239,631	2.52	to	14.97	600,038	2.32	0.55	to	1.80	13.94		to	12.54
12/31/2020	312,062	2.21	to	13.31	684,040	1.92	0.55	to	1.80	8.82		to	7.48
12/31/2019	384,451	2.03	to	12.38	772,552	2.64	0.55	to	1.80	23.22		to	21.71
12/31/2018	398,193	1.65	to	10.17	650,752	1.77	0.55	to	1.80	(20.21)		to	(21.20)
DFA VA International Value
12/31/2022	614,562	1.59	to	12.11	963,923	3.86	0.55	to	1.80	(3.98)		to	(5.16)
12/31/2021	677,114	1.65	to	12.77	1,107,184	3.49	0.55	to	1.80	17.47		to	16.03
12/31/2020	829,694	1.41	to	11.01	1,154,417	2.64	0.55	to	1.80	(2.30)		to	(3.50)
12/31/2019	768,005	1.44	to	11.41	1,094,938	3.50	0.55	to	1.80	15.23		to	13.81
12/31/2018	782,957	1.25	to	10.02	969,922	2.74	0.55	to	1.80	(17.54)		to	(18.56)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
DFA VA Short-Term Fixed
12/31/2022	642,463	$1.15	to	$9.39	$731,254	0.89%	0.55%	to	1.80%	(1.69	) %	to	(2.90	) %
12/31/2021	753,818	1.17	to	9.67	873,119	0.01	0.55	to	1.80	(0.74)		to	(1.95)
12/31/2020	747,786	1.18	to	9.86	872,872	0.60	0.55	to	1.80	0.04		to	(1.18)
12/31/2019	874,538	1.18	to	9.98	1,022,061	2.26	0.55	to	1.80	1.95		to	0.70
12/31/2018	848,406	1.15	to	9.91	972,927	1.57	0.55	to	1.80	1.22		to	(0.03)
DFA VA U.S. Large Value
12/31/2022	694,289	3.13	to	13.93	2,152,451	2.15	0.55	to	1.80	(5.40)		to	(6.56)
12/31/2021	790,202	3.30	to	14.90	2,589,848	1.55	0.55	to	1.80	26.34		to	24.79
12/31/2020	1,038,561	2.62	to	11.94	2,693,686	2.30	0.55	to	1.80	(1.91)		to	(3.12)
12/31/2019	1,016,407	2.67	to	12.33	2,691,939	2.10	0.55	to	1.80	25.10		to	23.56
12/31/2018	1,089,879	2.13	to	9.98	2,309,335	2.04	0.55	to	1.80	(12.60)		to	(13.68)
DFA VA U.S. Targeted Value
12/31/2022	326,895	2.96	to	13.90	957,910	1.22	0.55	to	1.80	(4.74)		to	(5.90)
12/31/2021	378,121	3.11	to	14.78	1,163,377	1.31	0.55	to	1.80	38.92		to	37.21
12/31/2020	493,635	2.24	to	10.77	1,093,741	1.82	0.55	to	1.80	3.41		to	2.14
12/31/2019	498,267	2.16	to	10.54	1,068,665	1.43	0.55	to	1.80	21.89		to	20.39
12/31/2018	514,480	1.77	to	8.76	906,772	1.03	0.55	to	1.80	(16.33)		to	(17.37)
Federated Hermes Fund for U.S. Government Securities II
12/31/2022	21,915	1.30	to	8.83	28,441	2.04	0.55	to	1.80	(13.03)		to	(14.09)
12/31/2021	60,807	1.49	to	10.27	90,277	1.81	0.55	to	1.80	(2.58)		to	(3.78)
12/31/2020	51,525	1.53	to	10.68	78,585	3.78	0.55	to	1.80	4.64		to	3.35
12/31/2019	121,206	1.46	to	10.33	177,090	2.42	0.55	to	1.80	5.32		to	4.03
12/31/2018	227,779	1.39	to	9.93	312,584	2.40	0.55	to	1.80	(0.10)		to	(1.33)
Federated Hermes Government Money II Service Shares
12/31/2022	470,253	1.07	to	9.40	503,980	2.17	0.55	to	1.80	0.60		to	(0.63)
12/31/2021	78,269	1.07	to	9.46	82,773	-	0.55	to	1.80	(0.54)		to	(1.77)
12/31/2020	202,921	1.07	to	9.63	215,870	0.22	0.55	to	1.80	(0.34)		to	(1.57)
12/31/2019	555,240	1.08	to	9.78	593,331	1.63	0.55	to	1.80	1.09		to	(0.16)
12/31/2018	575,526	1.06	to	9.80	608,807	1.24	0.55	to	1.80	0.69		to	(0.55)
Federated Hermes High Income Bond II Primary Shares
12/31/2022	96,122	2.30	to	10.44	213,903	5.57	0.55	to	1.80	(12.26)		to	(13.34)
12/31/2021	104,537	2.62	to	12.04	265,619	4.68	0.55	to	1.80	4.27		to	2.99
12/31/2020	86,681	2.51	to	11.69	211,672	6.39	0.55	to	1.80	5.01		to	3.72
12/31/2019	92,431	2.39	to	11.27	216,105	5.94	0.55	to	1.80	13.92		to	12.52
12/31/2018	91,367	2.10	to	10.02	187,873	7.83	0.55	to	1.80	(3.82)		to	(5.01)
Federated Hermes Managed Volatility II Primary Shares
12/31/2022	-	2.47	to	11.96	-	-	0.55	to	1.80	(14.23)		to	(15.28)
12/31/2021	-	2.88	to	14.12	-	-	0.55	to	1.80	17.86		to	16.42
12/31/2020	-	2.44	to	12.13	-	-	0.55	to	1.80	0.38		to	(0.85)
12/31/2019	-	2.44	to	12.23	-	4.20	0.55	to	1.80	19.57		to	18.10
12/31/2018	1,191	2.04	to	10.36	2,427	2.87	0.55	to	1.80	(9.00)		to	(10.12)
Fidelity® VIP Contrafund® Initial Class
12/31/2022	4,779	3.42	to	16.39	16,339	0.52	0.55	to	1.80	(26.72)		to	(27.61)
12/31/2021	4,779	4.66	to	22.64	22,295	0.08	0.55	to	1.80	27.14		to	25.58
12/31/2020	61,355	3.67	to	18.03	219,160	0.29	0.55	to	1.80	29.85		to	28.26
12/31/2019	46,674	2.83	to	14.05	129,769	0.46	0.55	to	1.80	30.86		to	29.25
12/31/2018	49,324	2.16	to	10.87	104,923	0.83	0.55	to	1.80	(6.89)		to	(8.04)
Fidelity® VIP Mid Cap Initial Class
12/31/2022	42,330	3.20	to	14.31	134,281	0.50	0.55	to	1.80	(15.21)		to	(16.25)
12/31/2021	42,553	3.77	to	17.09	159,283	0.62	0.55	to	1.80	24.92		to	23.38
12/31/2020	40,796	3.02	to	13.85	122,308	0.65	0.55	to	1.80	17.54		to	16.10
12/31/2019	43,952	2.57	to	11.93	112,157	0.87	0.55	to	1.80	22.77		to	21.27
12/31/2018	43,561	2.09	to	9.84	90,587	0.64	0.55	to	1.80	(15.01)		to	(16.06)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Value Strategies Initial Class
12/31/2022	23,246	$3.20	to	$15.86	$73,861	1.09%	0.55%	to	1.80%	(7.53	) %	to	(8.67	) %
12/31/2021	25,039	3.47	to	17.37	86,084	1.55	0.55	to	1.80	32.87		to	31.24
12/31/2020	27,559	2.61	to	13.23	71,345	1.31	0.55	to	1.80	7.67		to	6.34
12/31/2019	26,299	2.42	to	12.44	63,267	1.67	0.55	to	1.80	33.79		to	32.15
12/31/2018	26,728	1.81	to	9.42	48,083	0.98	0.55	to	1.80	(17.77)		to	(18.79)
NVIT Emerging Markets Class D Shares
12/31/2022	4	10.61	to	10.11	42	0.18	0.55	to	1.80	(25.41)		to	(26.32)
12/31/2021	16	14.22	to	13.72	227	0.92	0.55	to	1.80	(8.09)		to	(9.22)
12/31/2020	18	15.48	to	15.11	281	1.59	0.55	to	1.80	12.30		to	10.92
12/31/2019	21	13.78	to	13.63	284	2.09	0.55	to	1.80	21.91		to	20.41
12/31/2018	23	11.30	to	11.32	263	0.07	0.55	to	1.80	(18.16)		to	(19.17)
TA Aegon Bond Initial Class
12/31/2022	39,967	1.55	to	9.31	60,104	3.20	0.55	to	1.80	(15.30)		to	(16.34)
12/31/2021	145,303	1.83	to	11.12	263,496	1.75	0.55	to	1.80	(1.42)		to	(2.63)
12/31/2020	102,385	1.86	to	11.42	189,787	3.90	0.55	to	1.80	7.10		to	5.78
12/31/2019	132,875	1.73	to	10.80	230,065	2.32	0.55	to	1.80	7.82		to	6.50
12/31/2018	172,962	1.61	to	10.14	277,859	2.61	0.55	to	1.80	(1.20)		to	(2.42)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	-	2.45	to	11.39	-	2.11	0.55	to	1.80	(12.11)		to	(13.19)
12/31/2021	-	2.79	to	13.12	-	2.00	0.55	to	1.80	21.75		to	20.26
12/31/2020	-	2.29	to	10.91	-	2.58	0.55	to	1.80	(7.86)		to	(8.99)
12/31/2019	36,932	2.49	to	11.98	91,082	2.51	0.55	to	1.80	23.23		to	21.72
12/31/2018	37,629	2.02	to	9.85	75,375	2.19	0.55	to	1.80	(11.99)		to	(13.08)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	2,056	1.58	to	10.32	3,227	3.94	0.55	to	1.80	(28.58)		to	(29.46)
12/31/2021	15,815	2.22	to	14.63	34,782	2.47	0.55	to	1.80	25.53		to	23.99
12/31/2020	16,688	1.77	to	11.80	29,251	10.63	0.55	to	1.80	(0.86)		to	(2.08)
12/31/2019	24,413	1.78	to	12.05	43,293	0.91	0.55	to	1.80	24.51		to	22.98
12/31/2018	25,160	1.43	to	9.80	35,847	8.78	0.55	to	1.80	(10.58)		to	(11.69)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2022	198,735	1.63	to	11.15	323,232	1.80	0.55	to	1.80	(14.54)		to	(15.59)
12/31/2021	198,735	1.90	to	13.21	378,243	1.38	0.55	to	1.80	9.05		to	7.72
12/31/2020	198,735	1.75	to	12.26	346,838	2.33	0.55	to	1.80	3.91		to	2.64
12/31/2019	198,735	1.68	to	11.95	333,778	2.23	0.55	to	1.80	15.29		to	13.87
12/31/2018	198,735	1.46	to	10.49	289,516	2.03	0.55	to	1.80	(4.86)		to	(6.03)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2022	-	1.79	to	12.11	-	-	0.55	to	1.80	(14.78)		to	(15.83)
12/31/2021	-	2.10	to	14.38	-	-	0.55	to	1.80	13.62		to	12.23
12/31/2020	-	1.84	to	12.82	-	-	0.55	to	1.80	3.95		to	2.67
12/31/2019	-	1.77	to	12.48	-	-	0.55	to	1.80	19.09		to	17.62
12/31/2018	-	1.49	to	10.61	-	-	0.55	to	1.80	(7.50)		to	(8.64)
TA International Focus Initial Class
12/31/2022	30,555	1.92	to	12.93	56,861	3.41	0.55	to	1.80	(20.48)		to	(21.46)
12/31/2021	22,449	2.42	to	16.46	52,650	1.67	0.55	to	1.80	10.21		to	8.86
12/31/2020	56,719	2.20	to	15.12	120,925	2.10	0.55	to	1.80	20.24		to	18.76
12/31/2019	45,118	1.83	to	12.73	80,164	1.68	0.55	to	1.80	26.98		to	25.42
12/31/2018	23,089	1.44	to	10.15	32,375	1.17	0.55	to	1.80	(18.16)		to	(19.17)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	-	3.57	to	17.95	-	-	0.55	to	1.80	(17.17)		to	(18.19)
12/31/2021	-	4.31	to	21.94	-	-	0.55	to	1.80	16.66		to	15.22
12/31/2020	-	3.69	to	19.04	-	-	0.55	to	1.80	18.55		to	17.10
12/31/2019	-	3.12	to	16.26	-	-	0.55	to	1.80	35.96		to	34.29
12/31/2018	-	2.29	to	12.11	-	-	0.55	to	1.80	(1.76)		to	(2.98)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022		-	$1.74	to	$11.08	$-	-%	0.55%	to	1.80%	(15.82	) %	to	(16.85	) %
12/31/2021		-	2.06	to	13.33	-	-	0.55	to	1.80	5.32		to	4.03
12/31/2020		-	1.96	to	12.81	-	-	0.55	to	1.80	10.86		to	9.50
12/31/2019		-	1.77	to	11.70	-	-	0.55	to	1.80	13.28		to	11.89
12/31/2018		-	1.56	to	10.46	-	-	0.55	to	1.80	(4.51)		to	(5.69)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022		90,811	2.30	to	14.55	206,746	6.13	0.55	to	1.80	(22.99)		to	(23.94)
12/31/2021		81,943	2.98	to	19.12	242,375	1.55	0.55	to	1.80	18.99		to	17.53
12/31/2020		108,231	2.51	to	16.27	269,181	1.66	0.55	to	1.80	24.06		to	22.53
12/31/2019		119,233	2.02	to	13.28	239,160	1.74	0.55	to	1.80	25.36		to	23.82
12/31/2018		123,130	1.61	to	10.72	197,109	1.90	0.55	to	1.80	(10.89)		to	(11.99)
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022		228,699	1.93	to	11.90	441,152	5.34	0.55	to	1.80	(16.53)		to	(17.56)
12/31/2021		229,619	2.32	to	14.43	530,715	1.90	0.55	to	1.80	8.58		to	7.25
12/31/2020		230,922	2.13	to	13.46	491,580	2.21	0.55	to	1.80	11.99		to	10.61
12/31/2019		231,920	1.90	to	12.17	440,896	2.22	0.55	to	1.80	15.78		to	14.36
12/31/2018		239,020	1.64	to	10.64	392,442	1.89	0.55	to	1.80	(5.65)		to	(6.81)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022		-	2.09	to	12.96	-	-	0.55	to	1.80	(17.81)		to	(18.81)
12/31/2021		-	2.54	to	15.96	-	2.79	0.55	to	1.80	13.32		to	11.93
12/31/2020		-	2.25	to	14.26	-	-	0.55	to	1.80	14.44		to	13.03
12/31/2019		-	1.96	to	12.61	-	-	0.55	to	1.80	19.35		to	17.89
12/31/2018		-	1.64	to	10.70	-	2.42	0.55	to	1.80	(7.58)		to	(8.72)
TA JPMorgan Enhanced Index Initial Class
12/31/2022		3,988	3.80	to	16.90	15,170	0.68	0.55	to	1.80	(18.80)		to	(19.79)
12/31/2021		3,988	4.68	to	21.08	18,681	0.79	0.55	to	1.80	29.41		to	27.82
12/31/2020		3,988	3.62	to	16.49	14,436	1.46	0.55	to	1.80	19.51		to	18.04
12/31/2019		3,988	3.03	to	13.97	12,080	1.20	0.55	to	1.80	30.32		to	28.72
12/31/2018		3,988	2.32	to	10.85	9,269	1.12	0.55	to	1.80	(6.53)		to	(7.68)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022		-	3.39	to	14.57	-	-	0.55	to	1.80	(60.06)		to	(60.55)
12/31/2021		-	8.49	to	36.92	-	-	0.55	to	1.80	(1.08)		to	(2.29)
12/31/2020		-	8.59	to	37.79	-	-	0.55	to	1.80	116.68		to	114.02
12/31/2019		-	3.96	to	17.66	-	-	0.55	to	1.80	23.06		to	21.55
12/31/2018		-	3.22	to	14.53	-	-	0.55	to	1.80	6.10		to	4.79
TA Multi-Managed Balanced Initial Class
12/31/2022		-	2.68	to	13.60	-	-	0.55	to	1.80	(16.74)		to	(17.76)
12/31/2021		89,876	3.22	to	16.53	287,757	1.15	0.55	to	1.80	16.40		to	14.97
12/31/2020		89,876	2.77	to	14.38	247,340	1.58	0.55	to	1.80	15.26		to	13.85
12/31/2019		90,137	2.40	to	12.63	215,319	1.66	0.55	to	1.80	21.10		to	19.62
12/31/2018		90,757	1.98	to	10.56	179,111	1.56	0.55	to	1.80	(4.19)		to	(5.37)
TA S&P 500 Index Initial Class
12/31/2022	(1)	-	9.36	to	9.28	-	-	0.55	to	1.80	-		to	-
TA Small/Mid Cap Value Initial Class
12/31/2022		10,919	3.07	to	13.86	32,580	0.54	0.55	to	1.80	(8.81)		to	(9.93)
12/31/2021		7,885	3.37	to	15.39	25,851	0.90	0.55	to	1.80	27.42		to	25.86
12/31/2020		34,424	2.64	to	12.23	88,744	1.08	0.55	to	1.80	3.47		to	2.20
12/31/2019		25,725	2.56	to	11.97	64,221	0.98	0.55	to	1.80	24.59		to	23.06
12/31/2018		26,501	2.05	to	9.72	53,205	0.91	0.55	to	1.80	(11.95)		to	(13.03)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA T. Rowe Price Small Cap Initial Class
12/31/2022	7,745	$3.78	to	$14.30	$28,588	-%	0.55%	to	1.80%	(22.81	) %	to	(23.76	) %
12/31/2021	6,999	4.90	to	18.76	33,550	-	0.55	to	1.80	10.76		to	9.40
12/31/2020	6,124	4.42	to	17.15	26,575	-	0.55	to	1.80	22.89		to	21.38
12/31/2019	21,897	3.60	to	14.13	77,936	-	0.55	to	1.80	32.04		to	30.42
12/31/2018	24,244	2.72	to	10.83	65,418	-	0.55	to	1.80	(7.59)		to	(8.73)
TA TS&W International Equity Initial Class
12/31/2022	-	1.61	to	11.71	-	-	0.55	to	1.80	(14.87)		to	(15.91)
12/31/2021	-	1.89	to	13.92	-	2.11	0.55	to	1.80	12.79		to	11.40
12/31/2020	44,113	1.68	to	12.50	71,752	3.17	0.55	to	1.80	5.96		to	4.66
12/31/2019	44,781	1.58	to	11.94	68,879	1.49	0.55	to	1.80	20.40		to	18.92
12/31/2018	31,600	1.31	to	10.04	40,450	1.19	0.55	to	1.80	(15.99)		to	(17.02)
TA WMC US Growth Initial Class
12/31/2022	143,063	3.32	to	18.22	469,947	-	0.55	to	1.80	(31.72)		to	(32.56)
12/31/2021	127,860	4.86	to	27.01	615,604	0.08	0.55	to	1.80	20.01		to	18.53
12/31/2020	158,175	4.05	to	22.79	634,838	0.11	0.55	to	1.80	36.55		to	34.87
12/31/2019	208,125	2.96	to	16.90	611,708	0.13	0.55	to	1.80	39.28		to	37.57
12/31/2018	237,372	2.13	to	12.28	501,303	0.16	0.55	to	1.80	(0.34)		to	(1.57)
Vanguard® Equity Index
12/31/2022	540,688	3.80	to	16.83	2,018,948	1.35	0.55	to	1.80	(18.68)		to	(19.67)
12/31/2021	549,482	4.67	to	20.95	2,525,371	1.28	0.55	to	1.80	27.85		to	26.28
12/31/2020	638,385	3.65	to	16.59	2,299,049	1.71	0.55	to	1.80	17.55		to	16.11
12/31/2019	770,123	3.11	to	14.29	2,364,330	1.95	0.55	to	1.80	30.58		to	28.98
12/31/2018	847,091	2.38	to	11.08	1,993,872	1.66	0.55	to	1.80	(5.03)		to	(6.21)
Vanguard® International
12/31/2022	416,653	1.96	to	16.02	802,126	1.27	0.55	to	1.80	(30.50)		to	(31.36)
12/31/2021	336,122	2.81	to	23.34	932,448	0.27	0.55	to	1.80	(2.08)		to	(3.28)
12/31/2020	368,106	2.87	to	24.13	1,043,201	1.35	0.55	to	1.80	56.72		to	54.80
12/31/2019	527,976	1.83	to	15.59	956,939	1.45	0.55	to	1.80	30.50		to	28.90
12/31/2018	573,392	1.41	to	12.09	797,282	0.73	0.55	to	1.80	(13.09)		to	(14.17)
Vanguard® Mid-Cap Index
12/31/2022	229,891	3.46	to	14.93	783,295	1.12	0.55	to	1.80	(19.26)		to	(20.25)
12/31/2021	225,131	4.28	to	18.72	950,826	1.12	0.55	to	1.80	23.68		to	22.16
12/31/2020	269,528	3.46	to	15.32	921,807	1.52	0.55	to	1.80	17.43		to	15.98
12/31/2019	311,237	2.95	to	13.21	908,438	1.51	0.55	to	1.80	30.16		to	28.56
12/31/2018	336,996	2.27	to	10.28	756,416	1.18	0.55	to	1.80	(9.83)		to	(10.94)
Vanguard® Real Estate Index
12/31/2022	129,637	2.35	to	11.52	301,761	1.92	0.55	to	1.80	(26.70)		to	(27.60)
12/31/2021	135,189	3.20	to	15.91	429,475	2.14	0.55	to	1.80	39.44		to	37.73
12/31/2020	176,405	2.29	to	11.55	402,067	2.54	0.55	to	1.80	(5.37)		to	(6.54)
12/31/2019	184,033	2.43	to	12.36	443,147	2.79	0.55	to	1.80	28.10		to	26.53
12/31/2018	201,772	1.89	to	9.77	379,477	3.26	0.55	to	1.80	(5.87)		to	(7.04)
Vanguard® Short-Term Investment Grade
12/31/2022	640,619	1.44	to	9.71	910,064	1.75	0.55	to	1.80	(6.24)		to	(7.39)
12/31/2021	845,759	1.53	to	10.49	1,284,215	2.07	0.55	to	1.80	(1.00)		to	(2.21)
12/31/2020	820,608	1.55	to	10.72	1,260,067	2.75	0.55	to	1.80	4.92		to	3.63
12/31/2019	1,058,413	1.47	to	10.35	1,550,991	2.62	0.55	to	1.80	5.12		to	3.83
12/31/2018	1,077,241	1.40	to	9.97	1,500,961	1.69	0.55	to	1.80	0.48		to	(0.76)
Vanguard® Total Bond Market Index
12/31/2022	1,377,948	1.48	to	9.31	2,033,901	2.07	0.55	to	1.80	(13.69)		to	(14.75)
12/31/2021	1,418,480	1.72	to	10.92	2,426,444	2.02	0.55	to	1.80	(2.25)		to	(3.46)
12/31/2020	1,331,681	1.76	to	11.31	2,329,161	2.52	0.55	to	1.80	6.99		to	5.68
12/31/2019	1,293,322	1.64	to	10.70	2,114,544	2.58	0.55	to	1.80	8.08		to	6.75
12/31/2018	1,286,636	1.52	to	10.03	1,947,817	2.27	0.55	to	1.80	(0.68)		to	(1.90)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger Acorn
12/31/2022	5,700	$2.67	to	$12.33	$15,103	-%	0.55%	to	1.80%	(33.83	) %	to	(34.64	) %
12/31/2021	13,325	4.04	to	18.87	53,388	0.75	0.55	to	1.80	8.30		to	6.97
12/31/2020	14,462	3.73	to	17.64	53,526	-	0.55	to	1.80	23.55		to	22.03
12/31/2019	14,345	3.02	to	14.46	42,994	0.26	0.55	to	1.80	30.38		to	28.78
12/31/2018	15,978	2.31	to	11.23	36,748	0.10	0.55	to	1.80	(2.00)		to	(3.21)
Wanger International
12/31/2022	1,589	2.08	to	11.58	3,302	0.99	0.55	to	1.80	(34.21)		to	(35.01)
12/31/2021	1,072	3.16	to	17.82	3,383	1.00	0.55	to	1.80	18.16		to	16.71
12/31/2020	10,067	2.67	to	15.27	26,202	2.01	0.55	to	1.80	13.74		to	12.34
12/31/2019	10,565	2.35	to	13.59	24,236	0.60	0.55	to	1.80	29.28		to	27.69
12/31/2018	2,129	1.82	to	10.64	3,859	1.94	0.55	to	1.80	(18.15)		to	(19.16)

(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.40% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.